Long-Term Debt - Schedule of Long-Term Debt (Details)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 10, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Debt Instrument
Fair value adjustment on WGL Acquisition (note 3)	$ 80,000,000			$ 84,000,000
Finance lease liabilities (note 10)	12,000,000			10,000,000
Long-term debt including lease obligations	8,029,000,000			6,887,000,000
Less debt issuance costs	(43,000,000)			(36,000,000)
Total long-term debt	7,986,000,000			6,851,000,000
Less current portion	(360,000,000)			(923,000,000)
Long-term debt, noncurrent	7,626,000,000			5,928,000,000
WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross			$ 100,000,000	300,000,000
Premium from debt issued			$ 17,000,000
$200 million Senior unsecured - 4.07 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	0			200,000,000
Debt face amount	$ 200,000,000
Debt instrument rate (as a percent)	4.07%	4.07%
$350 million Senior unsecured - 3.72 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 350,000,000			350,000,000
Debt face amount	$ 350,000,000
Debt instrument rate (as a percent)	3.72%	3.72%
$500 million Senior unsecured - 2.61 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 500,000,000			500,000,000
Debt face amount	$ 500,000,000
Debt instrument rate (as a percent)	2.61%	2.61%
$300 million Senior unsecured - 3.57 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 300,000,000			300,000,000
Debt face amount	$ 300,000,000
Debt instrument rate (as a percent)	3.57%	3.57%
$200 million Senior unsecured - 4.40 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 200,000,000			200,000,000
Debt face amount	$ 200,000,000
Debt instrument rate (as a percent)	4.40%	4.40%
$300 million Senior unsecured - 3.84 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 300,000,000			300,000,000
Debt face amount	$ 300,000,000
Debt instrument rate (as a percent)	3.84%	3.84%
$500 million Senior unsecured - 2.16 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 500,000,000			0
Debt face amount	$ 500,000,000
Debt instrument rate (as a percent)	2.16%	2.16%
$350 million Senior unsecured - 4.12 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 350,000,000			350,000,000
Debt face amount	$ 350,000,000
Debt instrument rate (as a percent)	4.12%	4.12%
$200 million Senior unsecured - 3.98 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 200,000,000			200,000,000
Debt face amount	$ 200,000,000
Debt instrument rate (as a percent)	3.98%	3.98%
$500 million Senior unsecured - 2.08 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 500,000,000			0
Debt face amount	$ 500,000,000
Debt instrument rate (as a percent)	2.08%	2.08%
$200 million Senior unsecured - 2.48 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 200,000,000			0
Debt face amount	$ 200,000,000
Debt instrument rate (as a percent)	2.48%	2.48%
$100 million Senior unsecured - 5.16 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 100,000,000			100,000,000
Debt face amount	$ 100,000,000
Debt instrument rate (as a percent)	5.16%	5.16%
$300 million Senior unsecured - 4.50 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 300,000,000			300,000,000
Debt face amount	$ 300,000,000
Debt instrument rate (as a percent)	4.50%	4.50%
$250 million Senior unsecured - 4.99 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 250,000,000			250,000,000
Debt face amount	$ 250,000,000
Debt instrument rate (as a percent)	4.99%	4.99%
US$250 million Senior unsecured - 2.44 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 250,000,000
Debt instrument rate (as a percent)	2.44%	2.44%
US$250 million Senior unsecured - 2.44 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 0			325,000,000
US$20 million Senior unsecured - 6.65 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 20,000,000
Debt instrument rate (as a percent)	6.65%	6.65%
US$20 million Senior unsecured - 6.65 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 25,000,000			26,000,000
US$41 million Senior unsecured - 5.44 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 41,000,000
Debt instrument rate (as a percent)	5.44%	5.44%
US$41 million Senior unsecured - 5.44 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 52,000,000			53,000,000
US$53 million Senior unsecured - 6.62 to 6.82 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 53,000,000
US$53 million Senior unsecured - 6.62 to 6.82 percent | WGL And Washington Gas | Minimum
Debt Instrument
Debt instrument rate (as a percent)	6.62%	6.62%
US$53 million Senior unsecured - 6.62 to 6.82 percent | WGL And Washington Gas | Maximum
Debt Instrument
Debt instrument rate (as a percent)	6.82%	6.82%
US$53 million Senior unsecured - 6.62 to 6.82 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 67,000,000			69,000,000
US$72 million Senior unsecured - 6.40 to 6.57 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 72,000,000
US$72 million Senior unsecured - 6.40 to 6.57 percent | WGL And Washington Gas | Minimum
Debt Instrument
Debt instrument rate (as a percent)	6.40%	6.40%
US$72 million Senior unsecured - 6.40 to 6.57 percent | WGL And Washington Gas | Maximum
Debt Instrument
Debt instrument rate (as a percent)	6.57%	6.57%
US$72 million Senior unsecured - 6.40 to 6.57 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 92,000,000			93,000,000
US$52 million Senior unsecured - 6.57 to 6.85 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 52,000,000
US$52 million Senior unsecured - 6.57 to 6.85 percent | WGL And Washington Gas | Minimum
Debt Instrument
Debt instrument rate (as a percent)	6.57%	6.57%
US$52 million Senior unsecured - 6.57 to 6.85 percent | WGL And Washington Gas | Maximum
Debt Instrument
Debt instrument rate (as a percent)	6.85%	6.85%
US$52 million Senior unsecured - 6.57 to 6.85 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 66,000,000			67,000,000
US$9 million Senior unsecured - 7.50 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 9,000,000
Debt instrument rate (as a percent)	7.50%	7.50%
US$9 million Senior unsecured - 7.50 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 11,000,000			11,000,000
US$50 million Senior unsecured - 5.70 to 5.78 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 50,000,000
US$50 million Senior unsecured - 5.70 to 5.78 percent | WGL And Washington Gas | Minimum
Debt Instrument
Debt instrument rate (as a percent)	5.70%	5.70%
US$50 million Senior unsecured - 5.70 to 5.78 percent | WGL And Washington Gas | Maximum
Debt Instrument
Debt instrument rate (as a percent)	5.78%	5.78%
US$50 million Senior unsecured - 5.70 to 5.78 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 64,000,000			65,000,000
US$75 million Senior unsecured - 5.21 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 75,000,000
Debt instrument rate (as a percent)	5.21%	5.21%
US$75 million Senior unsecured - 5.21 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 95,000,000			97,000,000
US$75 million Senior unsecured - 5.00 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 75,000,000
Debt instrument rate (as a percent)	5.00%	5.00%
US$75 million Senior unsecured - 5.00 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 95,000,000			97,000,000
US$300 million Senior unsecured - 4.22 to 4.60 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 300,000,000
US$300 million Senior unsecured - 4.22 to 4.60 percent | WGL And Washington Gas | Minimum
Debt Instrument
Debt instrument rate (as a percent)	4.22%	4.22%
US$300 million Senior unsecured - 4.22 to 4.60 percent | WGL And Washington Gas | Maximum
Debt Instrument
Debt instrument rate (as a percent)	4.60%	4.60%
US$300 million Senior unsecured - 4.22 to 4.60 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 382,000,000			390,000,000
US$450 million Senior unsecured - 3.80 percent | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 450,000,000
Debt instrument rate (as a percent)	3.80%	3.80%
US$450 million Senior unsecured - 3.80 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 573,000,000			584,000,000
US$400 million Senior unsecured - 3.65 percent (d) | WGL And Washington Gas
Debt Instrument
Debt face amount		$ 400,000,000
Debt instrument rate (as a percent)	3.65%	3.65%
US$400 million Senior unsecured - 3.65 percent (d) | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross	$ 530,000,000			390,000,000
US$300 million SEMCO Senior Secured - 5.15 percent | SEMCO long-term debt
Debt Instrument
Long-term debt, gross	$ 0			390,000,000
Debt face amount		$ 300,000,000
Debt instrument rate (as a percent)	5.15%	5.15%
US$82 million SEMCO Senior Secured - 4.48 percent | SEMCO long-term debt
Debt Instrument
Long-term debt, gross	$ 69,000,000			76,000,000
Debt face amount		$ 82,000,000
Debt instrument rate (as a percent)	4.48%	4.48%
US$225 million First Mortgage Bonds - 3.15 percent | SEMCO long-term debt
Debt Instrument
Long-term debt, gross	$ 286,000,000			0
Debt face amount		$ 225,000,000
Debt instrument rate (as a percent)	3.15%	3.15%
US$225 million First Mortgage Bonds - 2.45 percent | SEMCO long-term debt
Debt Instrument
Long-term debt, gross	$ 286,000,000			0
Debt face amount		$ 225,000,000
Debt instrument rate (as a percent)	2.45%	2.45%
Credit facilities | $1,400 million unsecured extendible revolving facility
Debt Instrument
Long-term debt, gross	$ 802,000,000			90,000,000
Debt face amount	1,400,000,000
Credit facilities | US$300 million unsecured extendible revolving facility
Debt Instrument
Long-term debt, gross	0			390,000,000
Debt face amount		$ 300,000,000
Credit facilities | US$150 million unsecured extendible revolving facility
Debt Instrument
Long-term debt, gross	81,000,000			163,000,000
Debt face amount		$ 150,000,000
Credit facilities | Commercial paper
Debt Instrument
Long-term debt, gross	260,000,000			367,000,000
Credit facilities | Secured Extendible Revolving Facility Due June 2022
Debt Instrument
Long-term debt, gross	51,000,000			$ 0
Debt face amount	$ 175,000,000